SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Australia - 1.8%
Atlassian Corp. - Class A (a)	419	$119,105
Worley Ltd.	2,794	26,387
		145,492

Austria - 0.4%
ANDRITZ AG	578	33,997

Canada - 3.7%
Bausch Health Cos., Inc. (a)	3,837	28,547
BlackBerry Ltd. (a)	5,123	24,150
Bombardier, Inc. - Class B (a)	725	41,919
Canadian Tire Corp. Ltd. - Class A	293	28,906
CGI, Inc.	515	53,385
Open Text Corp.	1,266	32,688
Shopify, Inc. - Class A (a)	874	97,888
		307,483

China - 0.9%
Lenovo Group Ltd.	52,157	77,662

Denmark - 0.7%
Bavarian Nordic AS (a)	821	19,202
Pandora AS	234	41,255
		60,457

Finland - 1.6%
Nokia Oyj	17,527	84,263
Outokumpu Oyj	4,485	16,628
Valmet Oyj	961	26,917
		127,808

France - 14.1%
Airbus SE	888	152,638
Alstom SA (a)	2,601	56,877
Arkema SA	537	44,231
Capgemini SE	376	58,175
Criteo SA - ADR (a)	679	26,352
EssilorLuxottica SA	496	147,618
Forvia SE	2,559	22,410
L'Oreal SA	526	192,614
Orange SA	6,854	82,085

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
France - 14.1% (Continued)
Renault SA	1,271	$65,713
Sanofi SA	1,861	201,469
Thales SA	206	40,955
Ubisoft Entertainment SA (a)	1,799	22,786
Valeo SE	2,713	28,200
Vivendi SE	7,445	22,474
		1,164,597

Germany - 20.7%
adidas AG	341	87,090
BASF SE	2,460	125,579
Bayer AG	3,761	88,603
Bayerische Motoren Werke AG	1,535	133,597
Continental AG	956	68,567
Covestro AG (a)(b)	834	50,231
Evonik Industries AG	2,730	54,261
Fresenius Medical Care AG	925	44,523
HelloFresh SE (a)	2,011	24,773
HUGO BOSS AG	477	21,876
KION Group AG	1,044	41,901
LANXESS AG	1,006	29,919
Mercedes-Benz Group AG	2,115	131,136
Puma SE	1,119	33,466
SAP SE	925	254,569
Siemens AG	1,077	247,132
Siemens Energy AG (a)	2,089	119,057
Siemens Healthineers AG (b)	1,809	100,885
thyssenkrupp AG	6,543	51,611
		1,708,776

Ireland - 0.4%
Aptiv PLC (a)	464	30,216

Israel - 0.6%
Nice Ltd. (a)	341	49,415

Italy - 1.3%
Leonardo SpA	1,983	79,321
Saipem SpA (a)	12,152	27,758
		107,079

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Japan - 18.7%
Bridgestone Corp.	2,470	$95,791
Brother Industries Ltd.	1,533	29,334
Eisai Co. Ltd.	1,279	36,611
FUJIFILM Holdings Corp.	3,604	72,494
Fujitsu Ltd.	4,803	91,858
Hitachi Ltd.	7,078	176,321
Honda Motor Co. Ltd.	11,920	110,304
Horiba Ltd.	310	19,975
Konica Minolta, Inc.	6,088	21,281
Mazda Motor Corp.	3,817	25,559
Mitsui Chemicals, Inc.	1,416	31,540
Nikon Corp.	2,432	25,243
Nissan Motor Co. Ltd.	17,157	49,020
NTT Data Group Corp.	3,100	57,187
Panasonic Holdings Corp.	8,119	100,507
Sharp Corp. (a)	4,151	27,109
Sony Group Corp.	9,100	226,026
Sumitomo Electric Industries Ltd.	1,235	21,482
Takeda Pharmaceutical Co. Ltd.	4,276	123,109
Toyota Motor Corp.	11,124	198,708
		1,539,459

Jersey - 0.2%
Novocure Ltd. (a)	835	15,923

Netherlands - 4.3%
Akzo Nobel NV	808	49,889
Arcadis NV	514	25,412
Fugro NV	1,117	17,335
Koninklijke Philips NV (a)	3,185	82,864
NXP Semiconductors NV	558	120,299
Randstad NV	861	34,556
Signify NV (b)	1,279	27,172
		357,527

Norway - 0.4%
Yara International ASA	1,230	34,913

Spain - 0.5%
Grifols SA (a)	3,322	36,598

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Sweden - 6.0%
Autoliv, Inc.	371	$36,117
Elekta AB - Class B	3,845	21,087
H & M Hennes & Mauritz AB - Class B	4,902	65,628
Husqvarna AB - Class B	4,707	24,044
Saab AB	2,105	62,473
Securitas AB - Class B	2,976	43,090
Telefonaktiebolaget LM Ericsson - Class B	11,526	94,374
Volvo AB - Class B	4,737	146,504
		493,317

Switzerland - 8.5%
Adecco Group AG	1,330	35,852
Logitech International SA	476	46,601
Novartis AG	2,344	253,519
Roche Holding AG	861	285,299
STMicroelectronics NV	3,217	79,191
		700,462

United Kingdom - 14.7%
Amcor PLC	2,099	21,242
AstraZeneca PLC	1,410	212,268
Barclays PLC	27,784	108,797
BT Group PLC	28,456	57,200
Burberry Group PLC	1,966	26,857
Capri Holdings Ltd. (a)	904	19,870
Clarivate PLC (a)	5,129	22,003
Endava PLC - ADR (a)	508	12,151
GSK PLC	8,156	150,454
Johnson Matthey PLC	1,633	29,374
Marks & Spencer Group PLC	9,509	42,439
Pearson PLC	2,573	44,066
Serco Group PLC	9,542	19,613
Shell PLC	5,851	194,008
Smith & Nephew PLC	3,960	57,309
Standard Chartered PLC	6,339	101,187
Vodafone Group PLC	63,785	56,309
WPP PLC	4,524	36,648
		1,211,795
TOTAL COMMON STOCKS (Cost $7,640,370)		8,202,976

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.29% (c)	33,092	$33,092
TOTAL SHORT-TERM INVESTMENTS (Cost $33,092)		33,092

TOTAL INVESTMENTS - 99.9% (Cost $7,673,462)		$8,236,068
Other Assets in Excess of Liabilities - 0.1%		7,340
TOTAL NET ASSETS - 100.0%		$8,243,408

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $178,288 or 2.2% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Sparkline International Intangible Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$8,202,976	$—	$—	$8,202,976
Money Market Funds	33,092	—	—	33,092
Total Investments	$8,236,068	$—	$—	$8,236,068

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.